Financial Instruments and Financial Risk Management - Schedule of Changes in Level 3 Financial Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Level 3 Financial Liabilities [Line Items]
Balance beginning	$ 109	$ 26	$ 488
Initial recognition of financial liability		1,197
Classification to equity of financial liability		(1,116)
Changes within profit or loss	39	2	(462)
Balance ending	148	109	26
Derivative financial instruments [Member]
Schedule of Changes in Level 3 Financial Liabilities [Line Items]
Balance beginning	109	26	488
Initial recognition of financial liability		1,197
Classification to equity of financial liability		(1,116)
Changes within profit or loss	39	2	(462)
Balance ending	$ 148	$ 109	$ 26